Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Argentine Central Bank [member]
Disclosure of restricted assets [line items]
Escrow Accounts	$ 18,509,197	$ 17,274,591